Goodwill	12 Months Ended
Sep. 30, 2020
Intangible Assets [Abstract]
Goodwill
Goodwill
Effective October 1, 2019, the Company realigned its management structure, resulting primarily in the creation of two new operating segments, namely Scandinavia (Sweden, Denmark and Norway) and Finland, Poland and Baltics, collectively formerly known as Northern Europe in the prior fiscal year. As a result, the Company is now managed through nine operating segments, namely: Western and Southern Europe (primarily France, Portugal and Belgium); United States (U.S.) Commercial and State Government; Canada; U.S. Federal; United Kingdom (U.K.) and Australia; Central and Eastern Europe (primarily Germany and Netherlands); Scandinavia; Finland, Poland and Baltics; and Asia Pacific Global Delivery Centers of Excellence (mainly India and Philippines) (Asia Pacific). This realignment of management structure also included, to a lesser extent, transfers of some lines of business between our operating segments.
Due to the changes in operating segments and that CGUs correspond to the operating segments, the Company reallocated goodwill to the revised CGUs using their relative fair value.
The operating segments reflect the fiscal year 2020 management structure and the way that the chief operating decision-maker, who is the President and Chief Executive Officer of the Company, evaluates the business.
The Company completed the annual impairment test during the fourth quarter of the fiscal year 2020 and did not identify any impairment.
The variations in goodwill were as follows:

	Western and Southern Europe	U.S. Commercial and State Government	Canada	U.S. Federal	U.K. and Australia	Central and Eastern Europe	Scandinavia	Finland, Poland and Baltics	Asia Pacific	Total
	$	$	$	$	$	$	$	$	$	$
As at September 30, 2019	975,075	1,134,246	1,136,737	918,064	806,318	820,565	1,703,927	—	272,905	7,767,837
Business acquisitions (Note 27)	32,272	—	5,411	86,882	53,021	95,285	(6,604)	—	—	266,267
Goodwill reallocation	—	6,324	—	(6,324)	—	—	(613,472)	613,472	—	—
Sale of business	—	—	—	—	—	—	(3,411)	—	—	(3,411)
Foreign currency translation adjustment	81,752	6,737	—	540	45,633	69,999	89,433	46,406	8,738	349,238
As at September 30, 2020	1,089,099	1,147,307	1,142,148	999,162	904,972	985,849	1,169,873	659,878	281,643	8,379,931

Key assumptions in goodwill impairment testing
The key assumptions for the CGUs are disclosed in the following tables for the years ended September 30:

2020	Western and Southern Europe	U.S. Commercial and State Government	Canada	U.S. Federal	U.K. and Australia	Central and Eastern Europe	Scandinavia	Finland, Poland and Baltics	Asia Pacific
	%	%	%	%	%	%	%	%	%
Pre-tax WACC	11.2	9.3	9.6	8.5	9.3	10.2	10.0	10.8	23.0
Long-term growth rate of net operating cash flows[1]	1.7	2.0	2.0	2.0	2.0	1.9	1.9	1.7	2.0

2019	Western and Southern Europe	U.S. Commercial and State Government	Canada	U.S. Federal	U.K. and Australia	Central and Eastern Europe	Northern Europe	Asia Pacific
	%	%	%	%	%	%	%	%
Pre-tax WACC	9.1	10.0	8.9	9.9	8.9	9.1	9.4	21.4
Long-term growth rate of net operating cash flows[1]	1.8	2.0	2.0	2.0	1.9	1.5	1.8	2.0
[1] The long-term growth rate is based on published industry research.